Related Party Transaction	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transaction

Note 7 – Related Party Transaction

During the years ended June 30, 2021, 2020 and 2019, the Company has an office rental agreement with Ace United International Limited, which is a company wholly owned by the Company’s Founder and CEO. The Company has paid a monthly rent of $4,103 and the terms of the agreement are renewed on an annual basis from the 1st of January to the 31st of December each year. The rental payment is expensed as incurred. The balance due to Ace United International Limited was $49,231 and nil as of June 30, 2021 and 2020.

During the years ended June 30, 2021 and 2020, other payables related parties represent reimbursement from the Company’s executive management, Mr. James Wai Hong Chung and Mr. Yat-Gai Au for out-of-pocket expenses incurred for business purposes. The balance due to Mr. James Wai Hong Chung and Mr. Yat-Gai Au was $28,806 and $4,775 respectively as of June 30, 2021 and there was no outstanding balance as of June 30, 2020.

As of June 30, 2021, and 2020, the Company has outstanding Shareholder Loans amounting to approximately $3.68 million and $3.07 million, respectively, from the Founder and CEO. The amounts borrowed are non-interest bearing and due on-demand.

On February 2, 2021, a loan extension agreement was entered by Mr. Yat-Gai Au and Regencell Bioscience Limited, pursuant to which Mr. Yat-Gai Au agreed to provide up to $3 million in the form of loans or to make payments on behalf of the Company during the period from January 1, 2021 to June 30, 2022 to support its operations and research activities for the period from January 1, 2021 through June 30, 2022 and to further extend the maturity date of the existing loans from June 30, 2021 to December 31, 2022.

On March 18, 2021, a supplemental loan agreement was entered by and between Regencell Bioscience Limited and Mr. Yat-Gai Au, pursuant to which Mr. Yat-Gai Au will convert the amount of his $3.25 million of the outstanding shareholder loans upon the receipt of a convertible promissory note (the “Note”) issued by the Company in the principal amount of $3,250,000. On July 20, 2021, the note was automatically converted to 342,105 Ordinary Shares at a price of $9.50 per share.   The remaining balance of $431,969 was settled with IPO proceeds in August 2021.